UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	(811-22543)

KKR Income Opportunities Fund
(Exact name of registrant as specified in charter)

KKR Asset Management 555 California Street, 50th Floor San Francisco, California		94104
(Address of principal executive offices)		(Zip code)

U.S. Bancorp Fund Services. LLC 615 East Michigan Street Milwaukee, WI 53202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 315-3620

Date of fiscal year end:	October 31, 2014

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

Income Opportunities Fund	July 31, 2014 (Unaudited)

Schedule of Investments

	Par†		Value
HIGH YIELD SECURITIES - 82.4%
Aerospace & Defense - 2.6%
B/E Aerospace, Inc.
5.250%, 04/01/2022	3,368,000		$3,650,070
Bombardier, Inc.
6.125%, 01/15/2023 (a) (h)	4,327,000		4,262,095
			7,912,165
Airlines - 0.8%
Sabre, Inc.
8.500%, 05/15/2019 (a)	2,170,000		2,349,025

Banks - 4.9%
SquareTwo Financial Corp.
11.625%, 04/01/2017	15,009,000		14,671,298

Building Products - 2.5%
Calcipar SA
6.875%, 05/01/2018 (a) (h)	400,000		416,000
Jeld-Wen Escrow Corp.
12.250%, 10/15/2017 (a)	6,653,000		7,085,445
			7,501,445
Chemicals - 2.3%
Ineos US Finance LLC
8.375%, 02/15/2019 (a)	2,600,000		2,808,000
Kleopatra Acquisition Corp.
11.000%, 08/15/2017 (a) (d)	EUR	1,060,000	1,483,262
Pinnacle Agriculture Holdings LLC
9.000%, 11/15/2020 (a)	2,139,000		2,299,425
			6,590,687
Commercial Services & Supplies - 0.9%
Verisure Holding AB
8.750%, 09/01/2018 (a) (h)	EUR	1,950,000	2,781,126

Construction Materials - 8.4%
Cemex Materials LLC
7.700%, 07/21/2025 (a)	13,760,000		15,885,920
Summit Materials Holdings LP
10.500%, 01/31/2020	8,395,000		9,339,437
			25,225,357
Electronic Equipment, Instruments & Components - 5.3%
Artesyn Technologies, Inc.
9.750%, 10/15/2020 (a)	9,594,000		9,450,090
Flextronics International Ltd.
5.000%, 02/15/2023 (h)	2,250,000		2,283,750
Sensata Technologies BV
4.875%, 10/15/2023 (a) (h)	3,882,000		3,843,180
			15,577,020
Food & Staples Retailing - 1.1%
Brake Bros Ltd.
7.125%, 12/15/2018 (a) (h)	GBP	1,903,000	3,229,230

Health Care Providers & Services - 4.9%
Gentiva Health Services, Inc.
11.500%, 09/01/2018 (f)	1,080,000		1,144,800

	Par†		Value
HIGH YIELD SECURITIES — 82.4% (continued)
Health Care Providers & Services — 4.9% (continued)
HealthSouth Corp.
5.750%, 11/01/2024	1,173,000		$1,225,785
Select Medical Corp.
6.375%, 06/01/2021	11,825,000		12,120,625
			14,491,210
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.
9.000%, 07/01/2020	1,946,000		2,082,220
Isle Of Capri Casinos, Inc.
5.875%, 03/15/2021	3,726,000		3,819,150
PizzaExpress Ltd.
8.625%, 08/01/2022 (a) (h)	GBP	225,000	374,170
6.625%, 08/01/2021 (a) (h)	GBP	218,000	362,070
			6,637,610
Household Durables - 0.7%
Masonite International Corp.
8.250%, 04/15/2021 (a) (h)	2,015,000		2,156,050

Household Products - 1.4%
Harbinger Group, Inc.
7.875%, 07/15/2019	3,479,000		3,774,715
7.750%, 01/15/2022	471,000		479,243
			4,253,958
Independent Power and Renewable Electricity Producers - 1.9%
NRG Energy, Inc.
6.625%, 03/15/2023	5,525,000		5,690,750

Insurance - 5.4%
Ambac Assurance Corp.
5.100%, 06/07/2020 (a)	1,671,000		1,871,520
Towergate Finance PLC
10.500%, 02/15/2019 (a) (h)	GBP	4,242,000	6,624,656
8.500%, 02/15/2018 (a) (h)	GBP	4,600,000	7,688,541
			16,184,717
Internet Software & Services - 0.7%
VeriSign, Inc.
4.625%, 05/01/2023	1,000,000		975,000
West Corp.
5.375%, 07/15/2022 (a)	1,132,000		1,098,040
			2,073,040
IT Services - 1.0%
iPayment Investors LP
10.250%, 05/15/2018	3,597,000		3,075,435

Machinery - 0.6%
The Manitowoc Co., Inc.
5.875%, 10/15/2022	1,544,000		1,655,940

	Par†	Value
HIGH YIELD SECURITIES — 82.4% (continued)
Media - 10.6%
Cequel Communications Holdings LLC
5.125%, 12/15/2021 (a)	2,147,000	$2,066,488
Charter Communications, Inc.
6.625%, 01/31/2022	1,842,000	1,934,100
Clear Channel Outdoor, Inc., Series B
7.625%, 03/15/2020	5,597,000	5,876,850
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (h)	6,104,000	5,859,840
Lamar Media Corp.
5.000%, 05/01/2023	6,053,000	6,000,036
Live Nation Entertainment, Inc.
7.000%, 09/01/2020 (a)	1,821,000	1,962,127
Sirius XM Holdings, Inc.
5.250%, 08/15/2022 (a)	1,956,000	2,044,020
4.625%, 05/15/2023 (a)	4,260,000	3,961,800
Virgin Media, Inc.
6.375%, 04/15/2023 (a) (h)	1,873,000	1,966,650
		31,671,911
Multiline Retail - 1.3%
The Bon-Ton Department Stores, Inc.
8.000%, 06/15/2021	4,237,000	3,855,670

Multi-Utilities - 1.2%
Calpine Corp.
7.875%, 01/15/2023 (a)	3,126,000	3,399,525
5.875%, 01/15/2024 (a)	215,000	224,138
		3,623,663
Oil, Gas & Consumable Fuels - 5.9%
Bill Barrett Corp.
7.000%, 10/15/2022	3,800,000	3,895,000
Hilcorp Energy I LP (Hilcorp Finance Co.)
8.000%, 02/15/2020 (a)	1,950,000	2,076,750
7.625%, 04/15/2021 (a)	425,000	455,813
SandRidge Energy, Inc.
7.500%, 02/15/2023	5,000,000	5,212,500
7.500%, 03/15/2021	5,761,000	5,991,440
		17,631,503
Real Estate Management & Development - 1.2%
Realogy Group LLC
7.875%, 02/15/2019 (a)	3,494,000	3,686,170

Semiconductors & Semiconductor Equipment - 0.6%
Amkor Technology, Inc.
7.375%, 05/01/2018	1,819,000	1,887,212

Software - 2.6%
Datatel, Inc.
9.625%, 12/01/2018 (a) (d)	1,433,000	1,447,330
Epicor Software Corp.
9.000%, 06/15/2018 (a) (d)	6,045,000	6,165,900
		7,613,230

	Par†	Value
HIGH YIELD SECURITIES — 82.4% (continued)
Specialty Retail - 3.2%
Guitar Center, Inc.
6.500%, 04/15/2019 (a) (f)	4,085,000	$3,880,750
Gymboree Corp.
9.125%, 12/01/2018	1,993,000	1,205,765
J.C. Penney Corp., Inc.
7.950%, 04/01/2017	449,000	446,755
7.650%, 08/15/2016	76,000	76,000
5.750%, 02/15/2018	100,000	91,500
5.650%, 06/01/2020	3,517,000	3,068,583
The Mens Wearhouse, Inc.
7.000%, 07/01/2022 (a) (f)	730,000	759,200
		9,528,553
Textiles, Apparel & Luxury Goods - 2.1%
Hot Topic, Inc.
12.000%, 05/15/2019 (a) (d)	294,000	308,700
9.250%, 06/15/2021 (a)	5,391,000	5,930,100
		6,238,800
Wireless Telecommunication Services - 6.0%
GCI, Inc.
8.625%, 11/15/2019	7,800,000	8,151,000
6.750%, 06/01/2021	6,006,000	6,021,015
Sprint Corp.
7.875%, 09/15/2023 (a)	1,642,000	1,761,045
T-Mobile USA, Inc.
6.625%, 11/15/2020	1,800,000	1,890,000
		17,823,060
TOTAL HIGH YIELD SECURITIES (amortized cost $241,400,692)		245,615,835

LEVERAGED LOANS - 41.2%
Building Products - 0.9%
Gypsum Management & Supply, Inc., TL 2L 03/14
7.750%, 04/01/2022 (b)	2,661,800	2,681,764

Chemicals - 0.3%
Emerald Performance Materials LLC, TL 2L 07/14
N/A, 07/23/2022 (b) (c)	268,490	268,490
Monarch, TL 2L 04/13
8.250%, 04/03/2020 (b) (h)	593,751	607,110
		875,600
Diversified Consumer Services - 1.1%
Education Management Corp., TL 1L C3 02/07
8.250%, 03/30/2018 (b)	4,936,683	3,261,741

Diversified Telecommunication Services - 0.9%
Lightower Fiber LLC, TL 2L 04/13
8.000%, 04/12/2021 (b)	2,143,669	2,165,106
The Telx Group, Inc., TL 2L 04/14
7.500%, 04/09/2021 (b)	352,020	352,462
		2,517,568
Energy Equipment & Services - 1.5%
Sabine Oil & Gas LLC, TL 2L 12/12
8.750%, 12/31/2018 (b)	1,888,290	1,926,056

	Par†		Value
LEVERAGED LOANS - 41.2% (Continued)
Energy Equipment & Services - 1.5% (Continued)
Willbros United States Holding, Inc., TL 1L B 08/13
11.000%, 08/07/2019 (b)	2,539,469		$2,583,910
			4,509,966
Food & Staples Retailing - 7.5%
Brake Bros Ltd., TL 2L D2 10/07 GBP
6.780%, 03/13/2017 (b) (f) (h)	GBP	10,159,484	16,798,542
California Pizza Kitchen, Inc., TL 1L 03/13
5.250%, 03/29/2018 (b)	5,724,553		5,491,993
			22,290,535
Food Products - 4.3%
Arysta Lifescience SPC LLC, TL 2L 05/13
8.250%, 11/30/2020 (b) (h)	3,800,000		3,856,202
CSM Bakery Products, TL 2L 07/13
8.500%, 07/03/2021 (b) (e)	5,300,000		5,242,601
CTI Foods Holding Co. LLC, TL 2L 06/13
8.250%, 06/28/2021 (b)	3,800,000		3,828,500
			12,927,303
Health Care Providers & Services - 4.4%
CHG Healthcare Services, Inc., TL 2L 11/12
9.000%, 11/19/2020 (b)	1,559,783		1,590,978
CRC Health Group, Inc., TL 2L 03/14
9.000%, 09/28/2021 (b)	11,327,530		11,476,260
			13,067,238
Health Care Technology - 1.1%
ABILITY Network, Inc., TL 1L 05/14
6.000%, 05/14/2021 (b)	1,061,730		1,060,403
ABILITY Network, Inc., TL 2L 05/14
9.250%, 05/16/2022 (b)	1,618,920		1,635,109
Greenway Medical Technologies, TL 2L 10/13
9.250%, 11/04/2021 (b)	545,410		551,208
			3,246,720
Hotels, Restaurants & Leisure - 2.0%
American Casino & Entertainment Properties LLC, TL 2L 06/13
11.250%, 01/03/2020 (b)	1,524,238		1,615,692
Caesars Entertainment Operating Co., Inc., TL 1L B6 01/08
6.990%, 01/28/2018 (b)	4,896,528		4,560,895
Caesars Entertainment Operating Co., Inc., TL 1L B7 05/14
9.750%, 01/28/2018 (b)	5,080		4,995
			6,181,582
Household Durables - 0.1%
Algeco Scotsman Global Sarl, TL PIK 04/13
15.750%, 05/01/2018 (d) (h)	311,521		335,664

Insurance - 0.0%
AssuredPartners, Inc., TL 2L 03/14
7.750%, 04/02/2022 (b)	17,260		17,310

Internet Software & Services - 2.0%
Travelport LLC, TL 1L 06/13
6.250%, 06/26/2019 (b)	5,846,312		5,938,889

	Par†	Value
LEVERAGED LOANS - 41.2% (Continued)
IT Services - 3.2%
iPayment Investors LP, TL 1L B 05/11
6.750%, 05/08/2017 (b)	9,522,742	$9,427,514

Leisure Products - 1.0%
BRG Sports, TL 2L 04/14
10.250%, 04/15/2022 (b) (f)	2,809,440	2,837,534

Media - 2.2%
Catalina Marketing Corp., TL 2L 04/14
7.750%, 04/11/2022 (b)	1,155,960	1,138,621
CC Media Holdings, Inc., TL 1L B-NEW 05/08
3.805%, 01/29/2016 (b)	764,800	758,315
Learfield Communications, Inc., TL 2L 10/13
8.750%, 10/08/2021 (b)	128,930	130,864
Lee Enterprises, Inc., TL 1L 03/14
7.250%, 03/31/2019 (b)	4,543,894	4,596,921
		6,624,721
Paper & Forest Products - 0.8%
Wilton Brands, Inc., TL 1L B 08/12
7.500%, 08/30/2018 (b)	2,615,784	2,504,613

Software - 2.1%
iParadigms Holdings LLC, TL 2L 07/14
N/A, 07/22/2022 (b) (c)	3,691,110	3,672,654
Triple Point Technology, Inc., TL 1L 07/13
5.250%, 07/10/2020 (b)	2,612,240	2,347,751
		6,020,405
Specialty Retail - 5.0%
David’s Bridal, Inc., TL 1L B 10/12
5.000%, 10/11/2019 (b)	3,720,850	3,616,220
Gymboree Corp., TL 1L 02/11
5.000%, 02/23/2018 (b)	8,959,408	7,394,692
J.C. Penney Corp., Inc., TL 1L 05/13
6.000%, 05/22/2018 (b)	3,922.053	3,966,529
		14,977,441
Technology Hardware, Storage & Peripherals - 0.6%
Websense, Inc., TL 2L 05/13
8.250%, 12/24/2020 (b)	1,902,351	1,916,619

Textiles, Apparel & Luxury Goods - 0.0%
OneStopPlus Group, TL 1L B 03/14
4.500%, 03/18/2021 (b) (f)	36,364	36,409

Trading Companies & Distributor - 0.2%
Maxim Crane Works LP (Maxim Finance Corp.), TL 2L B 11/13
10.250%, 11/26/2018 (b)	696,360	713,337

TOTAL LEVERAGED LOANS (amortized cost $123,357,103)		122,910,473

	Shares		Value
COMMON STOCKS - 3.3%
Banks - 0.7%
Ally Financial, Inc. (g)	89,900		$2,064,104

Health Care Providers & Services - 1.8%
Amedisys, Inc. (e) (g)	271,040		5,469,587

Hotels, Restaurants & Leisure - 0.8%
Amaya Gaming Group, Inc. (g) (h)	CAD	52,000	1,387,811
Pinnacle Entertainment, Inc. (g)	39,216		854,909
			2,242,720
TOTAL COMMON STOCKS (cost $8,252,300)			9,776,411

PREFERRED STOCKS - 5.3%
Banks - 5.1%
Ally Financial, Inc.
7.000% (a)	13,108		13,042,460
Barclays Bank PLC, Series 5
8.125% (h)	81,469		2,101,085
			15,143,545
Thrifts & Mortgage Finance - 0.2%
Federal Home Loan Mortgage Corp.
8.375% (g)	25,000		300,000
Federal National Mortgage Association
8.250% (g)	25,000		288,250
			588,250
TOTAL PREFERRED STOCKS (cost $15,230,123)			15,731,795

	Units
ESCROW UNIT - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Edison Mission Energy	3,798,131		515,027

TOTAL ESCROW UNIT (cost $588,710)			515,027

TOTAL INVESTMENTS (amortized cost $388,828,928††) (i) - 132.4%			394,549,541
LIABILITIES EXCEEDING OTHER ASSETS, NET — (32.4)%			(96,600,116)
NET ASSETS - 100.0%			$297,949,425

†	In U.S. Dollars unless otherwise indicated.
††	At July 31, 2014, the tax basis cost of the Fund’s investments was $388,829,086 and the unrealized appreciation and depreciation were $12,758,697 and $(7,038,242), respectively.
(a)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of July 31, 2014 was $131,206,813, which represents 44.0% of net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of July 31, 2014.
(c)	Unsettled bank loan. Interest rate not available as of July 31, 2014.
(d)	Represents a payment-in-kind security which may pay interest/dividend in additional par/shares.
(e)

Security considered restricted due to the Adviser’s knowledge of material non-public information. The total value of these securities as of July 31, 2014 was $10,712,188 and represented 3.6% of net assets.

(f)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of July 31, 2014 was $25,457,236 and represented 8.5% of net assets.
(g)	Non-income producing security.
(h)	Non-U.S. security.
(i)	All investments are held as collateral for the Fund’s credit facility.

CAD	Canadian Dollar
EUR	Euro
GBP	Great British Pound

The following are the details of the restricted securities held by the Fund:

					% of
		Acquisition	Amortized		Net
	Par/Shares	date(s)	Cost	Value	Assets
Amedisys, Inc., Common Stock	271,040	08/05/2013 - 08/08/2013	3,799,455	5,469,587	1.8%
CSM Bakery Products, TL 2L 07/13, 8.500%, 07/03/2021	5,300,000	08/01/2013 - 08/14/2013	5,315,518	5,242,601	1.8%

Country Weightings:
(% of Net Assets)

United States	110.0%
United Kingdom	13.1%
Luxembourg	3.7%
Canada	2.6%
Japan	1.3%
Sweden	0.9%
Singapore	0.8%
132.4%
Liabilities Exceeding Other Assets, Net	(32.4)%
100.0%

The list of the open forward foreign currency contracts held by the Fund as of July 31, 2014 is as follows:

					Unrealized
Settlement	Currency to		Currency to		Appreciation
Date	Deliver		Receive		(Depreciation)
07/09/2015	CAD	1,535,944	USD	1,400,279	$2,987
10/09/2014	EUR	3,306,200	USD	4,474,649	46,426
10/09/2014	GBP	20,996,000	USD	35,705,491	279,249
					$328,662

A summary of the counterparties for the open forward foreign currency contracts held by the Fund at July 31, 2014 is as follows:

				Unrealized
	Settlement	Currency to	Currency to	Appreciation
Counterparty	Date	Deliver	Receive	(Depreciation)
JPMorgan Chase & Co.	10/09/2014-07/09/2015	$(41,251,757)	$41,580,419	$328,662

The table below sets forth information about the levels within the fair value hierarchy which the Fund’s investments were measured at July 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities
High Yield Securities	$—	$245,615,835	$—	$245,615,835
Leveraged Loans	—	122,910,473	—	122,910,473
Preferred Stock	2,101,085	13,630,710	—	15,731,795
Common Stock	6,324,496	3,451,915	—	9,776,411
Escrow Unit	—	515,027	—	515,027
Total Investments in Securities	$8,425,581	$386,123,960	$—	$394,549,541

	Level 1	Level 2	Level 3	Total
Financial Derivative Instruments
Assets - Foreign Currency Contracts	$—	$328,662	$—	$328,662
Total Financial Derivative Instruments	$—	$328,662	$—	$328,662

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)         The Registrant’s President and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	KKR Income Opportunities Fund

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Suzanne Donohoe
Suzanne Donohoe, President

Date	September 25, 2014

By (Signature and Title)	/s/ Roshan Chagan
Roshan Chagan, Treasurer and Chief Financial Officer

Date	September 25, 2014